UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1:	Schedule of Investments

Vanguard Equity Income Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (94.8%)

Consumer Discretionary (9.0%)
Gannett Co., Inc.	721,600	43,628
Station Casinos, Inc.	443,300	36,204
Mattel, Inc.	1,418,210	32,137
The McClatchy Co. Class A	709,165	30,707
Gentex Corp.	1,942,901	30,232
Jones Apparel Group, Inc.	890,700	29,776
Brunswick Corp.	929,300	29,645
Family Dollar Stores, Inc.	942,000	27,629
General Motors Corp.	856,800	26,321
Leggett&Platt, Inc.	1,050,700	25,112
^ New York Times Co. Class A	905,800	22,065
Tribune Co.	631,820	19,447
Newell Rubbermaid, Inc.	638,700	18,490
Eastman Kodak Co.	633,224	16,337
Regal Entertainment Group Class A	748,800	15,964
International Game Technology	327,297	15,121
Dow Jones&Co., Inc.	395,400	15,025
Belo Corp. Class A	754,100	13,860
McDonald's Corp.	311,305	13,800
Limited Brands, Inc.	442,112	12,795

		474,295

Consumer Staples (11.7%)
Altria Group, Inc.	1,052,455	90,322
Kimberly-Clark Corp.	958,475	65,128
Colgate-Palmolive Co.	733,800	47,873
Kellogg Co.	829,810	41,540
General Mills, Inc.	710,473	40,923
PepsiCo, Inc.	568,800	35,578
Sysco Corp.	920,800	33,849
Kraft Foods Inc.	926,997	33,094
ConAgra Foods, Inc.	1,198,900	32,370
Avon Products, Inc.	967,400	31,963
The Coca-Cola Co.	643,505	31,049
Diageo PLC ADR	311,050	24,669
Campbell Soup Co.	619,400	24,088
Anheuser-Busch Cos., Inc.	299,000	14,711
The Hershey Co.	294,500	14,666
Sara Lee Corp.	818,470	13,939
H.J. Heinz Co.	294,100	13,237
The Procter&Gamble Co.	167,220	10,747
Wm. Wrigley Jr. Co.	142,800	7,386
J.M. Smucker Co.	149,400	7,241
The Clorox Co.	60,897	3,907

		618,280

Energy (6.7%)
ExxonMobil Corp.	1,853,105	142,003
Chevron Corp.	1,208,500	88,861
ConocoPhillips Co.	705,000	50,725
Halliburton Co.	903,300	28,047
Royal Dutch Shell PLC ADR Class B	294,877	20,981
Royal Dutch Shell PLC ADR Class A	212,500	15,043
Kinder Morgan, Inc.	55,750	5,896
BP PLC ADR	85,158	5,714

		357,270

Financials (28.6%)
Bank of America Corp.	3,188,638	170,241
Citigroup, Inc.	2,873,366	160,046
U.S. Bancorp	2,588,479	93,677
UBS AG (New York Shares)	1,249,700	75,394
JPMorgan Chase&Co.	1,515,200	73,184
The Allstate Corp.	838,000	54,562
PNC Financial Services Group	723,582	53,574
Merrill Lynch&Co., Inc.	562,623	52,380
The Chubb Corp.	952,400	50,392
Wachovia Corp.	865,724	49,303
Wells Fargo&Co.	1,255,130	44,632
Host Marriott Corp. REIT	1,705,200	41,863
SunTrust Banks, Inc.	466,000	39,354
ACE Ltd.	591,700	35,839
MBIA, Inc.	444,235	32,456
The Bank of New York Co., Inc.	819,800	32,276
Freddie Mac	463,100	31,445
Mellon Financial Corp.	712,600	30,036
Fifth Third Bancorp	732,700	29,989
State Street Corp.	438,114	29,546
New York Community Bancorp, Inc.	1,821,500	29,326
Cincinnati Financial Corp.	606,843	27,496
Arthur J. Gallagher&Co.	864,439	25,544
Countrywide Financial Corp.	449,900	19,098
City National Corp.	264,500	18,832
Fannie Mae	313,900	18,643
SLM Corp.	378,777	18,473
Marsh&McLennan Cos., Inc.	543,100	16,651
Popular, Inc.	907,282	16,286
First Horizon National Corp.	352,000	14,707
Northern Trust Corp.	225,900	13,710
BB&T Corp.	311,800	13,697
Huntington Bancshares Inc.	538,500	12,789
Washington Mutual, Inc.	276,864	12,595
Synovus Financial Corp.	353,000	10,883
Astoria Financial Corp.	338,250	10,202
Fidelity National Financial, Inc. Class A	378,973	9,050
Zions Bancorp	105,300	8,681
KKR Financial Corp. REIT	306,900	8,222
Nationwide Financial Services, Inc.	139,100	7,539
Comerica, Inc.	125,700	7,376
FirstMerit Corp.	276,999	6,687
Mercury General Corp.	72,200	3,807
TCF Financial Corp.	109,895	3,013

		1,513,496

Health Care (7.5%)
Wyeth	1,752,398	89,232
Abbott Laboratories	1,441,870	70,233
Bristol-Myers Squibb Co.	2,241,332	58,992
Baxter International, Inc.	993,800	46,102
Pfizer Inc.	1,211,031	31,366
Johnson&Johnson	470,805	31,083
Merck&Co., Inc.	705,314	30,752
Eli Lilly&Co.	550,849	28,699
GlaxoSmithKline PLC ADR	228,393	12,050

		398,509

Industrials (10.1%)
General Electric Co.	4,346,772	161,743
Pitney Bowes, Inc.	1,387,035	64,067
Deere&Co.	596,400	56,700
American Standard Cos., Inc.	775,100	35,538
Masco Corp.	1,031,244	30,803
Waste Management, Inc.	813,300	29,905
United Parcel Service, Inc.	394,700	29,595
Goodrich Corp.	636,500	28,993
3M Co.	354,300	27,611
R.R. Donnelley&Sons Co.	553,700	19,679
Honeywell International Inc.	401,762	18,176
Ingersoll-Rand Co.	362,200	14,173
Avery Dennison Corp.	141,500	9,612
The Boeing Co.	77,732	6,906

		533,501

Information Technology (1.3%)
Automatic Data Processing, Inc.	628,100	30,934
Microchip Technology, Inc.	589,200	19,267
Paychex, Inc.	299,400	11,838
Intel Corp.	264,900	5,364

		67,403

Materials (6.3%)
Dow Chemical Co.	1,548,745	61,857
E.I. du Pont de Nemours&Co.	1,011,627	49,276
Alcoa Inc.	1,384,100	41,537
Air Products&Chemicals, Inc.	507,200	35,646
PPG Industries, Inc.	471,300	30,262
Bowater Inc.	1,189,684	26,768
Packaging Corp. of America	1,190,100	26,301
International Paper Co.	764,770	26,079
Valspar Corp.	467,600	12,924
Weyerhaeuser Co.	154,000	10,880
Temple-Inland Inc.	171,000	7,871
Freeport-McMoRan Copper&Gold, Inc. Class B	124,200	6,922

		336,323

Telecommunication Services (5.6%)
AT&T Inc.	3,732,353	133,432
Verizon Communications Inc.	2,517,357	93,746
BellSouth Corp.	702,606	33,100
Sprint Nextel Corp.	1,004,400	18,973
Chunghwa Telecom Co., Ltd. ADR	804,900	15,881

		295,132

Utilities (6.8%)
FPL Group, Inc.	1,300,966	70,799
Dominion Resources, Inc.	716,085	60,037
Exelon Corp.	666,200	41,231
American Electric Power Co., Inc.	751,400	31,995
PPL Corp.	748,400	26,823
Southern Co.	643,400	23,716
SCANA Corp.	573,100	23,279
Consolidated Edison Inc.	420,200	20,199
Northeast Utilities	618,300	17,411
Duke Energy Corp.	416,634	13,836
Pinnacle West Capital Corp.	250,200	12,683
Entergy Corp.	116,700	10,774
NiSource, Inc.	299,500	7,218

		360,001

Exchange-Traded Fund (1.2%)
1 Vanguard Value ETF	963,400	65,656

Total Common Stocks
(Cost $3,936,574)		5,019,866

Temporary Cash Investments (5.3%)

Money Market Fund (3.4%)
2 Vanguard Market Liquidity Fund, 5.294%	181,305,476	181,305

	Face Amount ($000)

Repurchase Agreement (1.7%)
Credit Suisse Securities (USA) LLC
5.320%, 1/2/07 (Dated 12/29/06,
Repurchase Value $86,851,000,
collateralized by Federal National Mortgage
Assn. 4.000%-7.500%, 9/1/20-12/1/36)	86,800	86,800
U.S. Agency Obligations (0.2%)
3 Federal Home Loan Mortgage Corp.
4 5.210%, 1/16/07	3,000	2,994
3 Federal National Mortgage Assn
4 5.215%, 4/9/07	9,500	9,370

Total Temporary Cash Investments
(Cost $280,466)		280,469

Total Investments (100.1%)
(Cost $4,217,040)		5,300,335

Other Assets and Liabilities—Net (-0.1%)		(7,630)

Net Assets (100%)		5,292,705

^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $12,364,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $4,217,040,000. Net unrealized appreciation of investment securities for tax purposes was $1,083,295,000, consisting of unrealized gains of $1,123,399,000 on securities that had risen in value since their purchase and $40,104,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	459	163,909	518
E-mini S&P 500 Index	325	23,211	(65)
E-mini S&P Midcap 400	35	2,840	(55)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Equity Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (101.3%)

Consumer Discretionary (14.1%)
News Corp., Class A	680,670	14,622
International Game Technology	297,420	13,741
* Las Vegas Sands Corp.	137,850	12,335
* Comcast Corp. Class A	290,680	12,304
* Coach, Inc.	277,101	11,904
* Starbucks Corp.	319,950	11,333
Harman International Industries, Inc.	78,920	7,885
Polo Ralph Lauren Corp.	90,400	7,020
* Focus Media Holding Ltd. ADR	94,040	6,243
* Nutri/System Inc.	97,910	6,207
* Under Armour, Inc.	56,270	2,839

		106,433

Consumer Staples (7.7%)
The Procter&Gamble Co.	347,660	22,344
PepsiCo, Inc.	309,660	19,369
Archer-Daniels-Midland Co.	413,050	13,201
Bunge Ltd.	46,090	3,342

		58,256

Energy (5.4%)
XTO Energy, Inc.	310,210	14,595
* Cameron International Corp.	266,990	14,164
Cameco Corp.	293,650	11,878

		40,637

Financials (9.5%)
The Goldman Sachs Group, Inc.	81,080	16,164
The Chicago Mercantile Exchange	28,440	14,497
Charles Schwab Corp.	591,020	11,430
UBS AG (New York Shares)	155,470	9,380
T. Rowe Price Group Inc.	171,450	7,504
* CB Richard Ellis Group, Inc.	223,130	7,408
* IntercontinentalExchange Inc.	51,370	5,543

		71,926

Health Care (17.8%)
* Gilead Sciences, Inc.	284,600	18,479
Baxter International, Inc.	375,510	17,420
Allergan, Inc.	107,570	12,880
Roche Holding AG ADR	142,300	12,768
Abbott Laboratories	258,070	12,571
Applera Corp.-Applied Biosystems Group	297,490	10,915
* Thermo Fisher Scientific, Inc.	214,450	9,712
* Celgene Corp.	164,560	9,467
Novartis AG ADR	160,070	9,194
Shire Pharmaceuticals Group PLC ADR	147,150	9,088
* Covance, Inc.	116,380	6,856
* Intuitive Surgical, Inc.	53,080	5,090

		134,440

Industrials (12.3%)
General Electric Co.	828,080	30,813
* US Airways Group Inc.	234,960	12,653
Deere&Co.	120,850	11,489
C.H. Robinson Worldwide Inc.	271,500	11,102
ABB Ltd. ADR	588,870	10,588
Roper Industries Inc.	160,430	8,060
* Monster Worldwide Inc.	165,810	7,733

		92,438

Information Technology (30.0%)
* Cisco Systems, Inc.	1,185,430	32,398
* Google Inc.	64,840	29,858
* Apple Computer, Inc.	189,160	16,048
KLA-Tencor Corp.	286,960	14,276
* Broadcom Corp.	394,800	12,756
Texas Instruments, Inc.	403,610	11,624
* NVIDIA Corp.	290,670	10,758
* Sun Microsystems, Inc.	1,841,770	9,982
* Electronic Arts Inc.	183,410	9,237
Global Payments Inc.	185,970	8,610
* Akamai Technologies, Inc.	156,520	8,314
* salesforce.com, Inc.	222,720	8,118
* Qimonda AG ADR	456,400	7,992
* Dell Inc.	314,370	7,888
* Network Appliance, Inc.	185,120	7,272
Nokia Corp. ADR	346,790	7,047
* F5 Networks, Inc.	91,960	6,824
* JDS Uniphase Corp.	375,126	6,250
* Research In Motion Ltd.	47,520	6,072
* SanDisk Corp.	120,550	5,187

		226,511

Materials (1.8%)
Monsanto Co.	253,120	13,296

Telecommunication Services (2.7%)
* Crown Castle International Corp.	319,380	10,316
* NII Holdings Inc.	150,860	9,721

		20,037

Total Common Stocks
(Cost $663,273)		763,974

Temporary Cash Investment (0.2%)

1 Vanguard Market Liquidity Fund, 5.294%	1,654,904	1,655
(Cost $1,655)

Total Investments (101.5%)
(Cost $664,928)		765,629

Other Assets and Liabilities—Net (-1.5%)		(11,398)

Net Assets (100%)		754,231

*   Non-income-producing security.
1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2006, the cost of investment securities for tax purposes was $664,928,000. Net unrealized appreciation of investment securities for tax purposes was $100,701,000, consisting of unrealized gains of $107,751,000 on securities that had risen in value since their purchase and $7,050,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (92.4%)

Consumer Discretionary (16.4%)
Sony Corp. ADR	1,290,000	55,251
* Bed Bath&Beyond, Inc.	1,155,391	44,020
Whirlpool Corp.	450,000	37,359
* Kohl's Corp.	486,200	33,271
TJX Cos., Inc.	1,060,025	30,232
* DIRECTV Group, Inc.	1,120,725	27,951
The Walt Disney Co.	787,900	27,001
* Univision Communications Inc.	700,000	24,794
* Comcast Corp. Class A	540,000	22,858
* Chico's FAS, Inc.	1,034,400	21,402
Mattel, Inc.	765,200	17,339
Best Buy Co., Inc.	296,900	14,604
Nordstrom, Inc.	277,800	13,707
Yum! Brands, Inc.	214,000	12,583
Target Corp.	177,650	10,135
Eastman Kodak Co.	300,000	7,740
* Viacom Inc. Class B	128,600	5,276
Lowe's Cos., Inc.	130,600	4,068
* IAC/InterActiveCorp	108,250	4,023
News Corp., Class A	180,000	3,866
* Expedia, Inc.	108,250	2,271

		419,751

Consumer Staples (0.6%)
Avon Products, Inc.	340,000	11,234
Costco Wholesale Corp.	100,000	5,287

		16,521

Energy (4.8%)
Schlumberger Ltd.	722,900	45,658
EnCana Corp.	474,900	21,822
EOG Resources, Inc.	270,000	16,861
Arch Coal, Inc.	383,500	11,516
Murphy Oil Corp.	167,000	8,492
* National Oilwell Varco Inc.	80,000	4,894
Chevron Corp.	64,440	4,738
GlobalSantaFe Corp.	70,000	4,115
* Transocean Inc.	48,425	3,917
Pioneer Natural Resources Co.	32,900	1,306

		123,319

Financials (7.7%)
Marsh&McLennan Cos., Inc.	1,343,175	41,182
The Bank of New York Co., Inc.	938,300	36,941
* Berkshire Hathaway Inc. Class B	9,400	34,460
American International Group, Inc.	279,725	20,045
The Chubb Corp.	363,950	19,257
Fannie Mae	260,000	15,441
The St. Paul Travelers, Cos. Inc.	250,000	13,423
MBIA, Inc.	117,425	8,579
Fifth Third Bancorp	176,800	7,236

		196,564

Health Care (21.0%)
Eli Lilly&Co.	1,883,100	98,109
Novartis AG ADR	1,390,400	79,865
Medtronic, Inc.	1,334,300	71,398
GlaxoSmithKline PLC ADR	960,000	50,650
* Boston Scientific Corp.	2,919,991	50,165
* Amgen, Inc.	698,300	47,701
Roche Holdings AG	245,000	43,755
* Sepracor Inc.	710,400	43,746
* Biogen Idec Inc.	502,125	24,700
* Waters Corp.	280,000	13,712
Pfizer Inc.	522,800	13,541
* Genzyme Corp.	9,100	560

		537,902

Industrials (9.0%)
Southwest Airlines Co.	3,703,325	56,735
Avery Dennison Corp.	560,000	38,041
FedEx Corp.	204,975	22,264
Union Pacific Corp.	180,000	16,564
* McDermott International, Inc.	300,000	15,258
Fluor Corp.	176,125	14,381
3M Co.	163,000	12,703
General Electric Co.	320,000	11,907
* AMR Corp.	380,000	11,487
Caterpillar, Inc.	146,650	8,994
Burlington Northern Santa Fe Corp.	100,000	7,381
Canadian National Railway Co.	160,000	6,885
Deere&Co.	36,300	3,451
Canadian Pacific Railway Ltd.	54,400	2,870

		228,921

Information Technology (25.4%)
* ASML Holding (New York)	2,402,900	59,183
* Intuit, Inc.	1,752,600	53,472
Texas Instruments, Inc.	1,854,400	53,407
* Corning, Inc.	2,301,700	43,065
* Oracle Corp.	2,500,600	42,860
Microsoft Corp.	1,274,500	38,057
Intel Corp.	1,700,300	34,431
* Symantec Corp.	1,628,200	33,948
* EMC Corp.	2,491,000	32,881
Applied Materials, Inc.	1,257,700	23,205
LM Ericsson Telephone Co. ADR Class B	560,000	22,529
Motorola, Inc.	990,000	20,354
* Research In Motion Ltd.	154,300	19,716
* eBay Inc.	635,500	19,109
QUALCOMM Inc.	486,800	18,396
* Nortel Networks Corp.	675,750	18,063
* Altera Corp.	880,000	17,318
* Comverse Technology, Inc.	786,725	16,608
* Yahoo! Inc.	639,000	16,320
* Agilent Technologies, Inc.	455,000	15,857
Accenture Ltd.	380,500	14,052
KLA-Tencor Corp.	240,000	11,940
Paychex, Inc.	240,000	9,490
* Google Inc.	18,000	8,289
* Micron Technology, Inc.	350,000	4,886
* Verigy Ltd.	55,708	989

		648,425

Materials (6.7%)
Potash Corp. of Saskatchewan, Inc.	211,100	30,289
Praxair, Inc.	352,675	20,924
Weyerhaeuser Co.	266,600	18,835
Monsanto Co.	355,350	18,667
Vulcan Materials Co.	172,000	15,458
Phelps Dodge Corp.	124,000	14,845
Alcoa Inc.	480,300	14,414
MeadWestvaco Corp.	420,000	12,625
* Domtar Inc.	1,228,600	10,369
Newmont Mining Corp. (Holding Co.)	200,000	9,030
Dow Chemical Co.	119,000	4,753

		170,209

Telecommunication Services (0.8%)
Sprint Nextel Corp.	967,950	18,285
Embarq Corp.	34,897	1,834

		20,119

Total Common Stocks
(Cost $2,081,590)		2,361,731

Temporary Cash Investment (8.0%)

1 Vanguard Market Liquidity Fund, 5.294%
(Cost $206,081)	206,081,011	206,081

Total Investments (100.4%)
(Cost $2,287,671)		2,567,812

Other Assets and Liabilities—Net (-0.4%)		(11,442)

Net Assets (100%)		2,556,370

*   Non-income-producing security.
1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2006, the cost of investment securities for tax purposes was $2,287,671,000. Net unrealized appreciation of investment securities for tax purposes was $280,141,000, consisting of unrealized gains of $314,395,000 on securities that had risen in value since their purchase and $34,254,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.